SUMMARY OF SIGNIFICANT ACOUNTING POLICIES (FY) (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Dividends Declared
The following presents the federal income tax characterization of the distributions paid:

	Years Ended December 31
	2018	2017
Ordinary income	$0.0352	$0.1110
Non-taxable distribution	0.6683	0.5890
Total	$0.7035	$0.7000